Note 9 - Costamare Ventures Inc.	6 Months Ended
Jun. 30, 2024
Notes to Financial Statements
Costamare Ventures Inc. [Text Block]

9. Costamare Ventures Inc.:

On May 15, 2013, the Company, along with its wholly owned subsidiary, Costamare Ventures Inc. (“Costamare Ventures”) entered into a framework deed which was amended and restated on June 12, 2018 (the “Framework Deed”) with York to invest jointly in the acquisition and construction of container vessels. The commitment period ended on May 15, 2020 and the termination of the Framework Deed occurred on May 15, 2024. As at June 30, 2024, the Company holds 49% of the capital stock of two jointly-owned companies formed pursuant to the Framework Deed with York (Note 10) which are winding up of their affairs. The Company accounts for the entities formed under the Framework Deed as equity investments.